Accrued Expenses and Other Liabilities	12 Months Ended
Oct. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

Note 7 — ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	October 31, 2023	October 31, 2022

Accrued expenses (1)	$4,421,644	$7,880,984
Board compensation payable	75,000	-
Payroll payable	-	102,297
Other payable	904,783	509,642
Accrued expenses and other liabilities	$5,401,427	$8,492,923

(1)	The balance as of October 31, 2023 represented accrued contract expenses of approximately $3.7 million and accrued contract loss of approximately $0.7 million. The balance as of October 31, 2022 represented accrued contract expenses of approximately $6.9 million and accrued contract loss of approximately $1.0 million.